Provisions - Employee obligations - North America plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 64,832
Obligations at end of year	$ 71,637	$ 64,832
Disclosure of fair value of plan assets [abstract]
Cash	1.00%	1.00%
Equity mutual funds	44.00%	40.00%
Fixed income securities	55.00%	59.00%
Total	100.00%	100.00%
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 46,114
Fair value of plan assets at the end of the year	53,880	$ 46,114
North America | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	57,455
Obligations at end of year	62,898	57,455
North America | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	7,377
Obligations at end of year	8,739	7,377
USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	35,062
Obligations at end of year	37,272	35,062
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	29,038
Fair value of plan assets at the end of the year	33,620	29,038
CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	22,393
Obligations at end of year	25,626	22,393
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	17,076
Fair value of plan assets at the end of the year	20,260	17,076
CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	7,377
Obligations at end of year	8,739	7,377
Present value of defined benefit obligation [member] | North America
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	64,832
Service cost	554
Borrowing costs	2,502
Actuarial differences	5,376
Benefits paid	(3,062)
Exchange differences	1,526
Expenses	(91)
Obligations at end of year	71,637	64,832
Present value of defined benefit obligation [member] | USA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	35,062
Service cost	136
Borrowing costs	1,359
Actuarial differences	2,842
Benefits paid	(2,036)
Expenses	(91)
Obligations at end of year	37,272	35,062
Present value of defined benefit obligation [member] | CANADA | Pension Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	22,393
Service cost	131
Borrowing costs	852
Actuarial differences	1,971
Benefits paid	(864)
Exchange differences	1,143
Obligations at end of year	25,626	22,393
Present value of defined benefit obligation [member] | CANADA | Post Retirement Plans
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	7,377
Service cost	287
Borrowing costs	291
Actuarial differences	563
Benefits paid	(162)
Exchange differences	383
Obligations at end of year	8,739	7,377
Plan assets [member] | North America
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	46,114
Interest income on assets	1,774
Benefits paid	(2,900)
Actuarial return (loss) on plan assets	7,242
Exchange Differences	891
Other	759
Fair value of plan assets at the end of the year	53,880	46,114
Plan assets [member] | USA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	29,038
Interest income on assets	1,115
Benefits paid	(2,036)
Actuarial return (loss) on plan assets	5,580
Other	(77)
Fair value of plan assets at the end of the year	33,620	29,038
Plan assets [member] | CANADA
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	17,076
Interest income on assets	659
Benefits paid	(864)
Actuarial return (loss) on plan assets	1,662
Exchange Differences	891
Other	836
Fair value of plan assets at the end of the year	$ 20,260	$ 17,076